Equity (Details) - Schedule of shareholder's composition - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	101,017,081,114	101,017,081,114
% of Equity Holding Total	100.00%	100.00%
LQ Inversiones Financieras S.A. [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	46,815,289,329	46,815,289,329
% of Equity Holding Total	46.344%	46.344%
Banco Santander on behalf foreign investors [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	5,152,721,486	4,562,248,706
% of Equity Holding Total	5.101%	4.516%
Banchile Corredores de Bolsa S.A. [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	5,136,168,146	5,745,082,033
% of Equity Holding Total	5.084%	5.687%
Inversiones LQ-SM Limitada [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	4,854,988,014	4,854,988,014
% of Equity Holding Total	4.806%	4.806%
Banco de Chile on behalf State Street [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	4,578,821,545	3,654,038,675
% of Equity Holding Total	4.533%	3.617%
Banco de Chile on behalf of non-resident third parties [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	4,469,302,412	3,528,713,024
% of Equity Holding Total	4.424%	3.493%
Banco de Chile on behalf Citibank New York [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	2,114,554,951	2,053,637,155
% of Equity Holding Total	2.093%	2.033%
Ever Chile SPA [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	1,888,369,814	2,201,574,554
% of Equity Holding Total	1.869%	2.179%
Inversiones Avenida Borgoño SPA [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	1,190,565,316	1,190,565,316
% of Equity Holding Total	1.179%	1.179%
Ever 1 BAE SPA [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	1,166,584,950	2,104,584,950
% of Equity Holding Total	1.155%	2.083%
Larraín Vial S.A. Corredora de Bolsa [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	992,600,803	1,085,751,023
% of Equity Holding Total	0.983%	1.075%
J P Morgan Chase Bank [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	912,758,708	1,063,239,108
% of Equity Holding Total	0.904%	1.053%
Banco Santander Chile [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	727,463,267
% of Equity Holding Total	0.72%
A.F.P Cuprum S.A. for A Fund [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	665,713,252	457,880,375
% of Equity Holding Total	0.659%	0.453%
A.F.P Habitat S.A. for A Fund [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	574,953,861	611,001,048
% of Equity Holding Total	0.569%	0.605%
BCI Corredores de Bolsa S.A.[Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	520,057,341	540,263,012
% of Equity Holding Total	0.515%	0.535%
Valores Security S.A. Corredores de Bolsa [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	516,590,290	473,695,265
% of Equity Holding Total	0.511%	0.469%
Inversiones CDP SPA [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	487,744,912	487,744,912
% of Equity Holding Total	0.483%	0.483%
A.F.P Capital S.A. for A Fund [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	475,086,799
% of Equity Holding Total	0.47%
Santander S.A. Corredores de Bolsa Limitada [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	462,028,745	586,905,632
% of Equity Holding Total	0.457%	0.581%
Subtotal [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	83,702,363,941	84,073,263,572
% of Equity Holding Total	82.86%	83.226%
Others shareholders [Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total	17,314,717,173	16,943,817,542
% of Equity Holding Total	17.14%	16.774%
Inversiones Aspen Ltda.[Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total		1,594,040,870
% of Equity Holding Total		1.578%
BICE Inversiones Corredores de Bolsa S.A.[Member]
Schedule of Shareholder's Composition [Abstract]
Number of shares Total		462,020,571
% of Equity Holding Total		0.457%